Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Intangible Assets, Net
9.	Intangible Assets, Net

The gross cost and accumulated amortization of intangible assets, by major intangible asset category, were as follows:

	March 31, 2013
	Gross Cost	Accumulated Amortization	Foreign Currency	Net Carrying Amount
Customer relationships	$294	$(44)	$—	$250
TiO2 technology	32	(3)	—	29
Internal-use software	38	(3)	(1)	34
In-process research and development	5	(2)	—	3
Trade names	3	(2)	—	1
Other	1	—	—	1

Total	$373	$(54)	$(1)	$318

	December 31, 2012
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$294	$(39)	$255
TiO2 technology	32	(3)	29
Internal-use software	38	(2)	36
In-process research and development	5	(2)	3
Trade names	3	(1)	2
Other	1	—	1

Total	$373	$(47)	$326

Amortization expense related to intangible assets for the three months ended March 31, 2013 and 2012 was $7 million and $6 million, respectively. Estimated future amortization expense related to intangible assets is as follows:

Total Amortization
2013	$21
2014	27
2015	26
2016	25
2017	25
Thereafter	194

Total	$318

10. Intangible Assets

The gross cost and accumulated amortization of intangible assets, by major intangible asset category, were as follows:

	Successor
	December 31, 2012
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$294	$(39)	$255
TiO2 technology	32	(3)	29
Internal-use software(1)	38	(2)	36
In-process research and development	5	(2)	3
Trade names	3	(1)	2
Other	1	—	1

Total	$373	$(47)	$326

(1)	In connection with the Transaction, the Company acquired internal-use software, which was valued at $12 million on the Transaction Date. See Note 5.

	Successor
	December 31, 2011
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$294	$(19)	$275
TiO2 technology	32	(2)	30
Internal-use software	12	—	12
In-process research and development	5	(1)	4
Trade names	3	—	3
Other	1	—	1

Total	$347	$(22)	$325

Internal-use software relates to internal and external costs incurred during the development stage, which were being capitalized during 2011 and 2012. During 2012, the Company began amortizing such costs. Amortization expense related to intangible assets for the year ended December 31, 2012, the eleven months ended December 31, 2011, the one month ended January 31, 2011 and year ended December 31, 2010 was $25 million, $22 million, $0 and $0, respectively.

Estimated future amortization expense related to intangible assets is as follows:

Total Amortization
2013	$27
2014	27
2015	27
2016	25
2017	25
Thereafter	195

Total	$326